Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Schedule of carrying amounts and fair values of financial assets and financial liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, segregated by category:

	December 31, 2021
	Amortized cost	Assets/liabilities measured at FVTPL	Total
Financial assets
Cash and cash equivalents	135,727	-	135,727
Financial investments	798,786	-	798,786
Trade receivables	340,519	-	340,519
Contract assets	134,388	-	134,388
Derivatives	-	896	896
Other assets	32,949	-	32,949
	1,442,369	896	1,443,265

Financial liabilities
Suppliers and other payables	33,566	-	33,566
Loans and borrowings	788,709	-	788,709
Lease liabilities	81,888	-	81,888
Accounts payable for business combination	85,726	-	85,726
Derivatives	-	535	535
Contract liabilities	13,722	-	13,722
Other liabilities	15,329	-	15,329
	1,018,940	535	1,019,475

	December 31, 2020
	Amortized cost	Assets/liabilities measured at FVTPL	Total
Financial assets
Cash and cash equivalents	162,827	-	162,827
Trade receivables	196,256	-	196,256
Contract assets	50,625	-	50,625
Derivatives	-	8,837	8,837
Other assets	15,368	-	15,368
	425,076	8,837	433,913

Financial liabilities
Suppliers and other payables	15,312	-	15,312
Loans and borrowings	89,230	-	89,230
Lease liabilities	75,228	-	75,228
Derivatives	-	5,392	5,392
Contract liabilities	9,987	-	9,987
Other liabilities	8,856	-	8,856
	198,613	5,392	204,005

Schedule of foreign currency risk
	December, 2021		December, 2020
	USD	Other	USD	Other
Financial investments	798,786	-	-	-
Suppliers and other payables	(8,763)	(722)	(3,057)	(540)
Trade receivables	233,724	7,273	160,411	3,855
Loans and borrowings	(266,561)	-	(37,116)	-
Lease liabilities	(32,159)	(962)	(30,307)	-
Derivatives	361	-	(1,321)	-
Net exposure	725,388	5,589	88,610	3,315

Schedule of sensitivity analysis of non-derivative financial instruments
	Risk	Exposure in R$	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Short-term financial investments	Interest rate increase - CDI	66,007	10.67%	11.39%	12.11%
			7,043	7,518	7,993

Loans and borrowings	Interest rate increase - CDI	(609,374)	10.67%	11.39%	12.11%
			(65,020)	(69,408)	(73,795)

Loans and borrowings	Interest rate increase - Libor	(179,333)	0.27%	0.54%	0.81%
			(484)	(968)	(1,452)
Effect on earnings (reduction)			(8,367)	(12,763)	(17,160)

Sensitivity analysis for exchange rate risk

	Risk	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Net exchange variation on transactions
Exchange variation in the year	Foreign currency appreciation - USD	5.30	5.50	5.70

Effect on earnings (increase)		(5,718)	(5,933)	(6,378)
		303	88	(357)

Schedule of maximum credit risk exposure
	December 31, 2021	December 31, 2020
Hedge financial instruments (current and non-current)	896	8,837
Cash and cash equivalents	135,727	162,827
Financial investments	798,786	-
Trade receivables	340,519	196,256
Contract assets	134,388	50,625
Other receivables (current and non-current)	32,949	15,368

Schedule of exposure to credit risk for trade receivables, contract assets and other receivables by geographic region

At 31 December 2021, the exposure to credit risk for trade receivables, contract assets and other receivables by geographic region was as follows:

	December 31, 2021	December 31, 2020
NAE (North America and Europe)	297,430	180,522
North America	287,992	179,943
Europe	9,438	579
LATAM (Latin America)	202,528	75,577
APJ (Asia, Pacific and Japan)	7,917	6,150
Total	507,875	262,249

Schedule of remaining contractual maturities of financial liabilities

The following are the remaining contractual maturities of financial liabilities on the reporting date. The amounts are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

	2021
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Trade payables	33,566	33,566	33,566	-	-	-
Loans and borrowings	788,709	974,942	136,161	88,045	171,022	579,714
Lease liabilities	81,888	87,662	12,435	12,251	22,284	40,682
Accounts payable for business combination	85,726	85,726	1,064	47,860	12,179	24,623
Contract liabilities	13,722	13,722	13,722	-	-	-
Other payables (current and non-current)	15,329	15,329	15,329	-	-	-
Derivatives	535	535	535
	1,019,475	1,211,482	212,812	148,156	205,485	645,029

	2020
	Carrying amount	Contractual cash flow	6 months or less	6-12 months	1-2 years	2-6 years
Non-derivative financial liabilities
Trade payables	15,312	15,312	15,312	-	-	-
Loans and borrowings	89,230	111,779	78,898	7,313	23,901	1,667
Lease liabilities	75,228	93,242	11,393	10,470	19,053	52,326
Contract liabilities	9,987	9,987	9,987	-	-	-
Other payables (current and non-current)	8,856	8,856	8,856	-	-	-
Derivatives	5,392	5,392	1,920	3,472
	204,005	244,568	126,366	21,255	42,954	53,993

Schedule of financing lines and bank credit lines

Financing Lines

Guaranteed unsecured account, reviewed annually, and paid upon request:

	December 30, 2021	December 31, 2020
Used	-	-
Not used	-	2,200
	-	2,200

Bank credit lines

	December 30, 2021	December 31, 2020
Used	11,161	89,197
Not used	47,434	61,521
	58,595	150,718

Schedule of agreements for financial derivatives (NDFs)

As of December 31, 2021, the Group had the following agreements for financial derivatives (NDFs):

	2021
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
February 25, 2022	(560)	5.6220	(3,148)	5.3459	(17)
Total					(17)

	2020
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
June 15, 2021	(3,100)	5.4928	(17,064)	5.4763	968
April 15, 2021	(800)	5.6345	(4,508)	5.1909	353
Total					1,321

Schedule of composition of the balances involving options to buy and sell currencies

The composition of the balances involving options to buy and sell currencies is as follows:

	2021
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
01/21/2021 - 01/17/2022	875	Put option	4,900	5.8257	(349)
02/25/2021 - 02/25/2022	490	Put option	2,909	5.6490	(170)
					(519)

01/21/2021 - 01/17/2022	875	Call option	(4,900)	5.5563	298
02/25/2021 - 02/25/2022	490	Call option	(2,909)	5.4690	196
					494
					(25)

	2020
Maturity	Nominal value (USD)	Contracted rate	Amount in R$	Market rate	Fair value
15/01 - 15/06/2021	1,800	Call option	587	5.6770	(12)
31/05 - 15/12/2021	2,800	Call option	786	5.5656	(569)
15/04 - 30/11/2021	6,900	Call option	2,161	5.5116	(1,277)
					(1,858)

15/01 - 15/06/2021	1,800	Put option	(587)	5.4800	512
31/05 - 15/12/2021	2,800	Put option	(786)	5.2425	862
15/04 - 30/11/2021	6,900	Put option	(2,161)	5.3388	2,608
					3,982
					2,124

Schedule of interest rate profile of interest-bearing financial instruments

The interest rate profile of the Group’s interest-bearing financial instruments, as reported to the Group’s Management, is as follows:

	2021
Maturity	Notional (USD)	Amount in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-month LIBOR	3,07%	403
					403

Schedule of financial instruments by type of measurement of fair value
	Carrying amount		Fair value
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Level 2
Derivatives:
Non-Deliverable Forward - NDF	(17)	1,321	(17)	1,321
Call and put option term	403	2,124	403	2,124
Interest rate swap	(25)	-	(25)	-
	361	3,445	361	3,445
Non-derivatives
Lease liabilities	(81,888)	(75,228)	(87,662)	(93,242)
Loans and borrowings	(788,709)	(89,230)	(974,942)	(111,779)
	(870,597)	(164,458)	(1,062,604)	(205,021)
	(870,236)	(161,013)	(1,062,243)	(201,576)